Leases - Schedule of Future Lease Payments (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Future Lease Payments [Abstract]
2025	$ 186,649
Total future lease payments	186,649
Impact of discounting remaining lease payments	(6,132)
Total lease liabilities	180,517
Lease liabilities, current	180,517	$ 220,101
Lease liabilities, non-current		$ 160,996